EARNINGS PER SHARE (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Numerator (basic) - Net income attributable to RCI shareholders for the year	$ 6,906	$ 1,734
Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic (in shares)	540,000,000	534,000,000
Effect of dilutive securities (in millions):
Employee stock options and restricted share units (in shares)	1,000,000	1,000,000
Weighted average number of shares outstanding - diluted (in shares)	541,000,000	535,000,000
Earnings per share attributable to RCI shareholders:
Basic (in dollars per share)	$ 12.77	$ 3.25
Diluted (in dollars per share)	$ 12.74	$ 3.20
Dilutive effect of securities on earnings per share	$ 3	$ 20
Share options
Earnings per share attributable to RCI shareholders:
Potential ordinary shares that are antidilutive in period presented (in shares)	8,959,909	9,513,710